Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	The Company’s prepaid expenses and other current assets consisted of the following as of December 31, 2023, and 2022:
	December 31,
	2023	2022

Vendor prepayments	$821,266	$65,739
VAT recoverable and other current assets	24,433	41,243
Other short-term receivables	10,664	-
Prepaid insurance	69,019	36,496
Prepaid expenses	-	154,520

Total prepaid expenses and other current assets	$925,382	$297,998